Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial assets at amortized cost
Interest income	$ 4,446	$ 4,108	$ 8,666	$ 7,914
Total	6,305	895	15,848	5,140
Financial liabilities at amortized cost
Interest expense	(469)	(464)	(945)	(913)
Total	(470)	(2,690)	(947)	(3,789)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	0	(2,851)	0	(2,862)
Sub-total	0	(2,851)	0	(2,862)
Financial liabilities at amortized cost
Financial assets at amortized cost
Gain on foreign currency transactions	1	23	3	23
Loss on foreign currency transactions	0	602	(3)	(37)
Unrealized loss on foreign currency	(2)	0	(2)	0
Financial liabilities at amortized cost
Interest expense	(469)	(464)	(945)	(913)
Gain on foreign currency transactions	1	23	3	23
Loss on foreign currency transactions	0	602	(3)	(37)
Unrealized loss on foreign currency	(2)	0	(2)	0
Sub-total	(470)	161	(947)	(927)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	(20)	(290)	0	0
Loss on valuation of financial assets	(54)	(21)	(54)	(21)
Gains (losses) on disposal of financial assets	(8)	0	652	0
Sub-total	(82)	(311)	598	(21)
Financial assets at amortized cost
Financial assets at amortized cost
Interest income	4,446	4,108	8,666	7,914
Gain on foreign currency transactions	1,107	(31)	3,030	278
Unrealized gain on foreign currency	1,048	(77)	3,899	130
Loss on foreign currency transactions	(218)	(1,409)	(317)	(1,440)
Unrealized loss on foreign currency	4	(1,385)	(28)	(1,721)
Sub-total	6,387	1,206	15,250	5,161
Financial liabilities at amortized cost
Gain on foreign currency transactions	1,107	(31)	3,030	278
Loss on foreign currency transactions	(218)	(1,409)	(317)	(1,440)
Unrealized loss on foreign currency	$ 4	$ (1,385)	$ (28)	$ (1,721)